SPARTAN


(registered trademark)
(registered trademark)
U.S. GOVERNMENT
MONEY MARKET
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     8    A summary of major shifts in the
                            fund's investments over the past six
                            months
                            and one year.

INVESTMENTS            9    A complete list of the fund's
                            investments with their market value.

FINANCIAL STATEMENTS   12   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  16   Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. A fund's total return reflects the change in share price over a given period, reinvestment of its dividends (or income) and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996   PAST 6   PAST 1   PAST 5   LIFE OF
                                 MONTHS   YEAR     YEARS    FUND

Spartan U.S. Government          2.57%    5.25%    23.23%   39.50%
 Money Market Fund

Government Money Market          2.36%    4.84%    21.07%   34.82%
 Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on February 5, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average, which reflects the performance of 227 government money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Spartan U.S. Government                5.25%    4.27%    5.06%
 Money Market Fund

Government Money Market                4.82%    3.89%    4.58%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                           10/31/95   1/30/96   4/30/96   7/30/96   10/29/96



Spartan U.S. Government    5.42%      5.23%     5.03%     5.04%     5.04%
Money Market Fund



Government Money Market    5.05%      4.82%     4.57%     4.65%     4.66%
Funds Average



                           11/1/95    1/31/96   5/1/96    7/31/96   10/30/96



                           2.85%      2.81%     2.67%     2.69%     2.66%
MMDA




Row: 1, Col: 1, Value: 5.42
Row: 1, Col: 2, Value: 5.05
Row: 1, Col: 3, Value: 2.8
Row: 2, Col: 1, Value: 5.23
Row: 2, Col: 2, Value: 4.819999999999999
Row: 2, Col: 3, Value: 2.8
Row: 3, Col: 1, Value: 5.03
Row: 3, Col: 2, Value: 4.470000000000001
Row: 3, Col: 3, Value: 2.65
Row: 4, Col: 1, Value: 5.04
Row: 4, Col: 2, Value: 4.6
Row: 4, Col: 3, Value: 2.7
Row: 5, Col: 1, Value: 5.04
Row: 5, Col: 2, Value: 4.619999999999999
Row: 5, Col: 3, Value: 2.63
Spartan U.S.
Government
Money Market
 Government
Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average. Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a money
market fund. First, the U.S.
Government neither insures
nor guarantees a money
market fund. In fact, there is no
assurance that a money
market fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Leland Barron, Portfolio Manager of Spartan U.S. Government Money Market Fund
Q. LELAND, WHAT HAS THE INVESTMENT CLIMATE BEEN LIKE OVER THE PAST SIX
MONTHS?
A. It's been an interesting six months. Early on, there were signs that the economy was growing rapidly, as evidenced by an acceleration in the gross domestic product (GDP). Further, the unemployment rate remained at an extremely low level, which was a concern because over the long term it's typically a tight labor market and rising wages that drive inflation pressures. This backdrop led much of the market to anticipate that the Federal Reserve Board would increase the interest rate banks charge each other for overnight loans - known as the fed funds rate - in order to slow the economy and prevent inflationary pressures from building. For several months, an interesting pattern developed. The market traded within a narrow range, selling off when strong employment numbers were reported, then bouncing back when other statistics such as retail sales showed some weakness. In the second half of the period, the market broke out of this range, as further data reinforced the belief that the economy was indeed slowing from the robust pace of the second quarter. Given this slowdown and continued modest inflation, expectations of a Fed tightening have been almost completely removed from the current level of short-term rates.
Q. GIVEN THIS ENVIRONMENT, WHAT WAS YOUR STRATEGY?
A. First of all, I tried to make purchases when interest rates were at the top of the range I talked about. Second, I let the fund's average maturity decline into the 30-day range in July and August, when I felt the chances were good that the Fed would raise short-term rates. When the Fed's August meeting passed and it appeared there would be no action on interest rates, I increased the fund's average maturity to the mid-40s. Beyond that, I used floating-rate securities to keep the portfolio flexible. These investments have shorter maturities, but provide a yield advantage over other opportunities in the market.
Q. HOW HAS THE FUND PERFORMED?
A. Better than most of its competitors. On October 31, 1996, the fund's seven-day yield was 5.05%, compared to 5.03% six months ago. The fund's total return for the six months was 2.57%. That beat the average total return during the same period of 2.36% for the government money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I think it's likely we'll see no change in Fed policy over the next few months. One of the reasons is that the increase in GDP for the third quarter was to a large degree due to a higher level of inventory accumulation. The key from here is whether the economy rekindles due to a pick-up in retail sales, helping to work off those inventories. I believe the economy will continue along at a good pace - not at one so strong that the Fed feels it has to increase short-term rates, but also not one weak enough to create concerns about a recession. This backdrop should create a stable fed funds rate environment and a trading range within the short end of the market similar to what we saw in April, May and June. As a result, I'll probably keep the fund flexible, with an average maturity in the mid-40s.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
while maintaining a stable
$1 share price by investing
in U.S. government money
market securities
START DATE: February 5, 1990
SIZE: as of October 31, 1996,
more than $872 million
MANAGER: Leland Barron,
since 1991; manager, Fidelity
U.S. Government Reserves
and Spartan U.S. Treasury
Money Market Fund, since
1991; joined Fidelity in 1981
(checkmark)
WORDS TO KNOW
AGENCY ISSUE: Debt security
issued by a government
agency, such as the Federal
National Mortgage Association
(Fannie Mae). Although their
credit ratings are high, most
agency issues are not backed
by the full faith and credit of the
U.S. government.
AVERAGE MATURITY: The average
maturity of debt securities in a
fund, weighted by dollar
amount. When the average
maturity is short, the fund
manager believes interest
rates will rise. When the
average maturity is long, the
fund manager is expecting
rates to fall.
DISCOUNT RATE: The interest rate
the Federal Reserve charges
member banks for loans.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The amount of time
remaining before a debt
security is scheduled to be
redeemed.
REPURCHASE AGREEMENT:
Agreement between a seller
and a buyer in which the seller
promises to repurchase a block
of securities at a set price and
time. Also known as a "repo."
TREASURY OBLIGATION: Debt
security issued directly by the
U.S. government. Payment of
principal and interest are
guaranteed.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
      DAYS   % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
             10/31/96           4/30/96            10/31/95

  0 - 30      71                 34                 74

 31 - 90      13                 15                 8

 91 - 180     9                  16                 7

181 - 397     7                  35                 11

WEIGHTED AVERAGE MATURITY
                          10/31/96   4/30/96    10/31/95

Spartan U.S. Government
Money Market Fund         42 days    36 days    43 days

Government Money
Market                    49 days     51 days   50 days
Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996

Row: 1, Col: 1, Value: 59.0
Row: 1, Col: 2, Value: 9.0
Row: 1, Col: 3, Value: 32.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 1, Value: 62.0
Row: 1, Col: 2, Value: 6.0
Row: 1, Col: 3, Value: 31.0
Row: 1, Col: 4, Value: 1.0
Federal agency
issues 59%
U.S. Treasury
obligations 9%
Repurchase
agreements 32%
Other 0%
Federal agency
issues 62%
U.S. Treasury
obligations 6%
Repurchase
agreements 31%
Other 1%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investments


FEDERAL AGENCIES - 58.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPON (A) - 2.4%
 11/1/96 5.59% $ 21,000,000 $ 20,993,691
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 6.4%
 11/1/96 5.78  9,000,000  8,998,265
 11/2/96 5.35  32,000,000  31,977,109
 11/28/96 5.30  16,000,000  15,989,749
   56,965,123
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 1.3%
 1/29/97 5.64  11,310,000  11,156,775
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 7.7%
 11/4/96 5.36  16,000,000  15,992,947
 11/4/96 5.42  15,000,000  14,993,325
 1/3/97 5.30  8,000,000  7,926,640
 1/3/97 5.31  30,000,000  29,724,900
   68,637,812
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 29.0%
 11/1/96 5.29  39,000,000  38,987,273
 11/1/96 5.30  33,000,000  32,990,092
 11/1/96 5.34  21,000,000  21,110,970
 11/1/96 5.39  5,000,000  5,006,347
 11/1/96 5.42  40,000,000  39,977,613
 11/1/96 5.59  19,000,000  18,991,002
 11/1/96 5.85  30,000,000  30,000,000
 11/5/96 5.27  25,000,000  24,999,398
 11/5/96 5.33  10,000,000  9,991,544
 11/21/96 5.40  6,000,000  5,998,459
 12/4/96 (c) 5.25  21,000,000  20,981,629
 12/20/96 5.54  10,000,000  9,995,964
   259,030,291
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 9.0%
 11/8/96 5.36  3,000,000  2,996,914
 1/22/97 5.30  19,000,000  18,773,657
 2/4/97 5.45  26,000,000  25,636,361
 4/21/97 5.40  12,000,000  11,700,750
 4/28/97 5.39  3,000,000  2,922,125
 4/28/97 5.69  6,000,000  5,838,020
 4/30/97 5.40  13,000,000  12,658,100
   80,525,927
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 2.9%
 11/5/96 5.42% $ 26,000,000 $ 26,000,000
TOTAL FEDERAL AGENCIES   523,309,619
U.S. TREASURY OBLIGATIONS - 9.0%
U.S. TREASURY BILLS
 4/3/97 5.54  19,000,000  18,575,659
 4/3/97 5.55  16,000,000  15,642,320
 8/21/97 5.63  4,000,000  3,826,479
 8/21/97 5.66  4,000,000  3,825,828
 8/21/97 5.67  16,000,000  15,301,951
 9/18/97 5.68  9,000,000  8,568,255
 9/18/97 5.70  5,000,000  4,759,747
 9/18/97 5.71  10,000,000  9,518,226
TOTAL U.S. TREASURY OBLIGATIONS   80,018,465
MEDIUM-TERM NOTES (A)(B) - 0.3%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.)
 11/15/96 5.50  3,077,174  3,077,174
REPURCHASE AGREEMENTS - 32.0%
 MATURITY
 AMOUNT
In a joint trading account (U.S. Government Obligations):
 dated 9/16/96 due 12/2/96
 At 5.40% $  22,254,100  22,000,000
 dated 10/3/96 due 11/5/96
 At 5.32%   21,102,410  21,000,000
 dated 10/7/96 due 11/6/96
 At 5.30%   25,110,417  25,000,000
 dated 10/8/96 due 11/12/96
 At 5.30%   42,216,417  42,000,000
 dated 10/15/96 due 11/18/96
 At 5.30%   37,185,206  37,000,000
REPURCHASE AGREEMENTS - CONTINUED
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account (U.S. Government Obligations): - continued
 dated 10/21/96 due 11/18/96
 At 5.30% $ 18,074,200  $ 18,000,000
 dated 10/31/96 due 11/1/96
 At 5.60%   120,883,801  120,865,000
TOTAL REPURCHASE AGREEMENTS   285,865,000
TOTAL INVESTMENTS - 100%  $ 892,270,258
Total Cost for Income Tax Purposes  $ 892,270,258
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank,
 U.S. (as guarantor for
 K.A. Leasing, Ltd.)  7/8/94  $3,077,174
3. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At April 30,1996, the fund had a capital loss carryforward of approximately $171,000 of which $20,000, $10,000, $52,000, $53,000 and $36,000 will expire on April 30, 1999, 2001, 2002, 2003 and 2004, respectively. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including                              $ 892,270,258
repurchase agreements of $285,865,000) -
See accompanying schedule

Interest receivable                                                         3,509,468

 TOTAL ASSETS                                                               895,779,726

LIABILITIES

Payable for investments purchased

 Delayed delivery                                           $ 20,981,629

Share transactions in process                                2,047,488

Distributions payable                                        164,037

Accrued management fee                                       333,382

 TOTAL LIABILITIES                                                          23,526,536

NET ASSETS                                                                 $ 872,253,190

Net Assets consist of:

Paid in capital                                                            $ 872,421,564

Accumulated net realized gain (loss) on investments                         (168,374)

NET ASSETS, for 872,421,564 shares outstanding                             $ 872,253,190

NET ASSET VALUE, offering price and redemption price per                    $1.00
share ($872,253,190 (divided by) 872,421,564 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INTEREST INCOME                                                       $ 22,773,792

EXPENSES

Management fee                                          $ 1,877,672

Non-interested trustees' compensation                    1,777

 Total expenses before reductions                        1,879,449

 Expense reductions                                      (10,419)      1,869,030

NET INTEREST INCOME                                                    20,904,762

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                2,984

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 20,907,746


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS         YEAR ENDED
                                                           ENDED              APRIL 30,
                                                           OCTOBER 31, 1996   1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 20,904,762       $ 40,672,383
Net interest income

 Net realized gain (loss)                                   2,984              (36,511)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            20,907,746         40,635,872
FROM OPERATIONS

Distributions to shareholders from net interest income      (20,904,762)       (40,672,383)

Share transactions at net asset value of $1.00 per share    488,882,268        809,405,827
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     20,196,398         38,628,312

 Cost of shares redeemed                                    (398,303,709)      (793,716,471)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           110,774,957        54,317,668
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   110,777,941        54,281,157

NET ASSETS

 Beginning of period                                        761,475,249        707,194,092

 End of period                                             $ 872,253,190      $ 761,475,249


FINANCIAL HIGHLIGHTS
      SIX MONTHS         YEARS ENDED APRIL 30,
      ENDED
      OCTOBER 31, 1996

      (UNAUDITED)   1996   1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning of period

Income from                     .025        .054        .047        .029        .032        .052
Investment
Operations
Net interest income

Less Distributions              (.025)      (.054)      (.047)      (.029)      (.032)      (.052)
From net interest
 income

Net asset value,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
end of period

TOTAL RETURN B                  2.57%       5.52%       4.79%       2.89%       3.24%       5.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 872,253   $ 761,475   $ 707,194   $ 780,295   $ 897,792   $ 1,411,348
period (000 omitted)

Ratio of expenses to            .45%        .45%        .45%        .45%        .45%        .40%
average net assets             A                                   C           C           C

Ratio of expenses to            .45%        .41%        .45%        .45%        .45%        .40%
average net assets             A           D
after expense
reductions

Ratio of net interest           5.01%       5.42%       4.67%       2.85%       3.25%       5.29%
income to average              A
net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $3,077,174 or
 .35% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $22,254,100 at 5.40%, $21,102,410 at 5.32%, $25,110,417 at
5.30%, $42,216,417 at 5.30%, $37,185,206 at 5.30%, $18,074,200 at 5.30% and
$120,883,801 at 5.60%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED SEPTEMBER 16, 1996 DUE DECEMBER 2, 1996 AT 5.40%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,310,000
Aggregate market value of transferred assets $207,024,952
Coupon rates of transferred assets 9.0% to 9.50%
Maturity dates of transferred assets 4/15/16 to 11/15/22
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED OCTOBER 3, 1996 DUE NOVEMBER 5, 1996 AT 5.32%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,975,333
Aggregate market value of transferred assets $206,006,911
Coupon rates of transferred assets 6.50% to 7.00%
Maturity dates of transferred assets 2/15/26 to 6/15/26
DATED OCTOBER 7, 1996 DUE NOVEMBER 6, 1996 AT 5.30%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,441,667
Aggregate market value of transferred assets $103,930,187
Coupon rates of transferred assets 0.0% to 12.50%
Maturity dates of transferred assets 10/1/01 to 11/1/26
DATED OCTOBER 8, 1996 DUE NOVEMBER 12, 1996 AT 5.30%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $850,000,000
Aggregate maturity amount of agreements $854,379,861
Aggregate market value of transferred assets $963,050,001
Coupon rates of transferred assets 4.42% to 10.50%
Maturity dates of transferred assets 12/1/99 to 7/1/35
DATED OCTOBER 15, 1996 DUE NOVEMBER 18, 1996 AT 5.30%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,001,111
Aggregate market value of transferred assets $206,929,966
Coupon rates of transferred assets 0.0% to 9.50%
Maturity dates of transferred assets 9/1/01 to 12/1/35
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED OCTOBER 21, 1996 DUE NOVEMBER 18, 1996 AT 5.30%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $475,000,000
Aggregate maturity amount of agreements $476,958,056
Aggregate market value of transferred assets $490,222,755
Coupon rates of transferred assets 0.0% to 11.00%
Maturity dates of transferred assets 9/1/00 to 4/1/35
DATED OCTOBER 31, 1996 DUE NOVEMBER 1, 1996 AT 5.60%
Number of dealers or banks 4
Maximum amount with one dealer or bank 32.9%
Aggregate principal amount of agreements $1,516,192,000
Aggregate maturity amount of agreements $1,516,427,852
Aggregate market value of transferred assets $1,561,270,943
Coupon rates of transferred assets 0.0% to 11.00%
Maturity dates of transferred assets 11/15/96 to 10/1/26
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $9,006 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into an arrangement on behalf of the fund with the fund's transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $10,419 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Leland C. Barron, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN


(registered trademark)
(registered trademark)
U.S. TREASURY
MONEY MARKET
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     8    A summary of major shifts in the
                            fund's investments over the past six
                            months
                            and one year.

INVESTMENTS            9    A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   11   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  15   Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. A fund's total return reflects the change in share price over a given period, reinvestment of its dividends (or income) and the effect of the fund's $5 account closeout fee on an average sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five years and the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996      PAST 6   PAST 1   PAST 5   LIFE OF
                                    MONTHS   YEAR     YEARS    FUND

Spartan U.S. Treasury Money Marke   2.44%    4.98%    22.24%   60.62%
t

100% U.S. Treasury Money Market     2.34%    4.77%    20.98%   n/a
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on January 5, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the 100% U.S. Treasury money market funds average, which reflects the performance of 34 100% U.S. Treasury money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996        PAST 1   PAST 5   LIFE OF
                                      YEAR     YEARS    FUND

Spartan U.S. Treasury Money Market    4.98%    4.10%    5.51%

100% U.S. Treasury Money Market       4.76%    3.88%    n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      10/31/95   1/30/96   4/30/96   7/30/96   10/29/96

Spartan U.S. Treasury       5.08%     4.98%     4.77%    4.77%     4.82%
Money Market





100% U.S. Treasury Money    4.88%     4.72%     4.51%    4.58%     4.60%
Market Funds Average



                            11/1/95   1/31/96   5/1/96   7/31/96   10/30/96



                            2.85%     2.81%     2.67%    2.69%     2.66%
MMDA


Row: 1, Col: 1, Value: 5.08
Row: 1, Col: 2, Value: 4.88
Row: 1, Col: 3, Value: 2.85
Row: 2, Col: 1, Value: 4.98
Row: 2, Col: 2, Value: 4.72
Row: 2, Col: 3, Value: 2.81
Row: 3, Col: 1, Value: 4.77
Row: 3, Col: 2, Value: 4.51
Row: 3, Col: 3, Value: 2.67
Row: 4, Col: 1, Value: 4.77
Row: 4, Col: 2, Value: 4.58
Row: 4, Col: 3, Value: 2.69
Row: 5, Col: 1, Value: 4.819999999999999
Row: 5, Col: 2, Value: 4.6
Row: 5, Col: 3, Value: 2.66
Spartan
U.S. Treasury
Money Market
100% U.S.
Treasury Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the 100% U.S. Treasury money market funds average and the bank money market deposit account (MMDA) average. Figures for the 100% U.S. Treasury money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(Trademark).
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a
money market fund. First, the
U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market
fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Leland Barron, Portfolio Manager of Spartan U.S. Treasury Money Market Fund
Q. LELAND, WHAT HAS THE INVESTMENT CLIMATE BEEN LIKE OVER THE PAST SIX
MONTHS?
A. It's been an interesting six months. Early on, there were signs that the economy was growing rapidly, as evidenced by an acceleration in the gross domestic product (GDP). Further, the unemployment rate remained at an extremely low level, which was a concern because it's typically a tight labor market and rising wages that drive inflation pressures over the long term. This backdrop led much of the market to anticipate that the Federal Reserve Board would increase the interest rate banks charge each other for overnight loans - known as the fed funds rate - in order to slow the economy and prevent inflationary pressures from building. For several months, an interesting pattern developed. The market traded within a narrow range, selling off when strong employment numbers were reported, then bouncing back when other statistics such as retail sales showed some weakness. In the second half of the period, the market broke out of this range, as further data reinforced the belief that the economy was indeed slowing from the robust pace of the second quarter. Given this slowdown and continued modest inflation, expectations for a Fed tightening have been almost completely removed from the current level of short-term rates.
Q. GIVEN THIS ENVIRONMENT, WHAT WAS YOUR STRATEGY?
A. First of all, I tried to make purchases when interest rates were at the top of the range I talked about. Second, I let the fund's average maturity decline into the 50-day range in July and August, when I felt the chances were good that the Fed would raise short-term rates. When the Fed's August meeting passed and it appeared there would be no action on interest rates, I increased the fund's average maturity to the 70-day range, and it's now at 73 days. More recently, there has been little incentive to invest in securities too far out on the yield curve. That's because the yield curve has been relatively flat, with longer-term investments offering less of a yield advantage over shorter-term ones.
Q. HOW HAS THE FUND PERFORMED?
A. Better than most of its competitors. On October 31, 1996, the fund's seven-day yield was 4.83%, compared to 4.77% six months ago. The fund's total return for the six months was 2.44%. That beat the average total return during the same period of 2.34% for the 100% U.S. Treasury money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I think it's likely we'll see no change in Fed policy over the next few months. One of the reasons is that the increase in GDP for the third quarter was due to a large degree to a higher level of inventory accumulation. The key determinant is whether the economy rekindles due to a pick-up in retail sales, helping to work off those inventories. I believe the economy will continue along at a good pace - not at one so strong that the Fed feels it has to increase short-term rates, but also not one weak enough to create concerns about a recession. This backdrop should create a stable fed funds rate environment and a trading range within the short end of the market similar to what we saw in April, May and June. As a result, I'll probably keep the fund flexible, with an average maturity in the 70-day range.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income while
maintaining a stable $1 share
price by investing in U.S.
Treasury money market
securities whose interest is
free from state and local
income taxes
START DATE: January 5, 1988
SIZE: as of October 31,
1996, more than $1.8 billion
MANAGER: Leland Barron,
since 1991; manager,
Fidelity U.S. Government
Reserves and Spartan U.S.
Government Money Market
Fund, since 1991; joined
Fidelity in 1981
(checkmark)
WORDS TO KNOW
AVERAGE MATURITY: The average
maturity of debt securities in a
fund, weighted by dollar
amount. When the average
maturity is short, the fund
manager believes interest
rates will rise. When the
average maturity is long, the
fund manager is expecting
rates to fall.
DISCOUNT RATE: The interest
rate the Federal Reserve
charges member banks for
loans.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
FEDERAL RESERVE: The
system designed to regulate
the U.S. monetary and
banking system. If the Fed
tightens the money supply, it
decreases the amount of
money available to the
banking system, which
generally causes interest
rates to rise.
MATURITY: The amount of time
remaining before a debt
security is scheduled to be
redeemed.
TREASURY OBLIGATION: Debt
security issued directly by the
U.S. government. Payment of
principal and interest are
guaranteed.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
    DAYS    % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/96           4/30/96            10/31/95

  0 - 30     25                 21                 27

 31 - 90     39                 37                 27

 91 - 180    33                 34                 42

181 - 397    3                  8                  4

WEIGHTED AVERAGE MATURITY
                        10/31/96   4/30/96   10/31/95

Spartan U.S. Treasury   73 days    79 days   74 days
Money Market Fund

100% U.S. Treasury      63 days    62 days   64 days
Money Market Funds
Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF  OCTOBER 31, 1996 AS OF APRIL 30, 1996

Row: 1, Col: 1, Value: 55.0
Row: 1, Col: 2, Value: 45.0
Row: 1, Col: 1, Value: 25.0
Row: 1, Col: 2, Value: 75.0
U.S. Treasury
bills 55%
U.S. Treasury
notes 45%
U.S. Treasury
bills 25%
U.S. Treasury
notes 75%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 100.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 55.3%
 11/7/96 5.24% $ 36,048 $ 36,017
 11/7/96 5.25  22,830  22,810
 11/7/96 5.30  50,000  49,957
 11/14/96 5.25  2,450  2,446
 11/14/96 5.27  4,842  4,833
 11/14/96 5.31  100,000  99,811
 12/5/96 5.26  10,612  10,560
 12/12/96 5.13  39,928  39,698
 12/12/96 5.26  112,000  111,338
 12/19/96 5.22  116,000  115,199
 1/9/97 5.03  67,231  66,590
 1/9/97 5.07  23,679  23,452
 1/16/97 5.07  61,139  60,494
 1/23/97 5.05  50,000  49,425
 1/23/97 5.06  111,330  110,047
 2/20/97 5.25  15,000  14,764
 2/20/97 5.26  80,000  78,737
 4/3/97 5.67  7,041  6,880
 7/24/97 5.55  456  438
 7/24/97 5.58  322  309
 8/21/97 5.74  240  229
 8/21/97 5.75  6,591  6,300
 8/21/97 5.84  12,045  11,502
 9/18/97 5.72  33,720  32,093
   953,929
U.S. TREASURY NOTES - 44.7%
 11/15/96 4.95  101,921  101,896
 11/15/96 4.97  29,000  29,022
 11/15/96 4.98  31,780  31,770
 11/15/96 5.04  1,130  1,130
 11/15/96 5.22  3,300  3,302
 11/15/96 5.23  898  899
 11/30/96 5.23  30,000  30,041
 11/30/96 5.24  21,000  21,029
 1/15/97 5.24  55,000  55,284
 1/15/97 5.29  25,000  25,126
 2/28/97 5.25  65,582  65,854
 4/15/97 5.32  298  302
 1/31/97 5.25  36,929  37,117
 1/31/97 5.30  210,000  211,034
 2/28/97 5.21  1,422  1,429
 2/28/97 5.22  100,000  100,485
 2/28/97 5.24  26,694  26,816
 2/28/97 5.25  1,328  1,334
U.S. TREASURY OBLIGATIONS - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY NOTES - CONTINUED
 2/28/97 5.51% $ 23,000 $ 23,092
 3/31/97 5.29  3,135  3,154
   770,116
TOTAL INVESTMENTS - 100%  $ 1,724,045
Total Cost for Income Tax Purposes   $ 1,724,045

INCOME TAX INFORMATION
At April 30, 1996 the fund had a capital loss carryforward of approximately $266,000 of which $219,000 and $47,000 will expire on April 30, 2002 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value - See                              $ 1,724,045
accompanying schedule

Cash                                                                   18,828

Receivable for investments sold                                        317,789

Interest receivable                                                    14,544

 TOTAL ASSETS                                                          2,075,206

LIABILITIES

Payable for investments purchased                         $ 135,547

Distributions payable                                      230

Accrued management fee                                     711

Payable for reverse repurchase agreement                   89,921

 TOTAL LIABILITIES                                                     226,409

NET ASSETS                                                            $ 1,848,797

Net Assets consist of:

Paid in capital                                                       $ 1,848,870

Accumulated net realized gain (loss) on investments                    (73)

NET ASSETS, for 1,848,870 shares outstanding                          $ 1,848,797

NET ASSET VALUE, offering price and redemption price                   $1.00
per share ($1,848,797 (divided by) 1,848,870 shares)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INTEREST INCOME                                                   $ 48,279

EXPENSES

Management fee                                          $ 4,148

Non-interested trustees' compensation                    4

 Total expenses before reductions                        4,152

 Expense reductions                                      (34)      4,118

NET INTEREST INCOME                                                44,161

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            62

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 44,223

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS       YEAR ENDED
                                                           ENDED OCTOBER    APRIL 30,
                                                           31, 1996         1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 44,161         $ 91,555
Net interest income

 Net realized gain (loss)                                   62               (47)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            44,223           91,508
FROM OPERATIONS

Distributions to shareholders from net interest income      (44,161)         (91,555)

Share transactions at net asset value of $1.00 per share    916,926          1,906,021
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     42,686           87,350

 Cost of shares redeemed                                    (905,640)        (1,876,256)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           53,972           117,115
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   54,034           117,068

NET ASSETS

 Beginning of period                                        1,794,763        1,677,695

 End of period                                             $ 1,848,797      $ 1,794,763


FINANCIAL HIGHLIGHTS

      SIX MONTHS       YEAR        NINE MONTH    YEAR ENDED JULY 31,
      ENDED OCTOBER    ENDED       PERIOD
      31, 1996         APRIL 30,   ENDED
                                   APRIL 30,

      (UNAUDITED)      1996        1995          1994                  1993   1992



SELECTED PER-SHARE DATA

Net asset value,               $ 1.000   $ 1.000   $ 1.000    $ 1.000   $ 1.000   $ 1.000
beginning of
period

Income from                     .024      .051      .036       .030      .028      .046
Investment
Operations
Net interest income

Less Distributions

 From net interest              (.024)    (.051)    (.036)     (.030)    (.028)    (.046)
 income

Net asset value,               $ .1000   $ 1.000   $ 1.000    $ 1.000   $ 1.000   $ 1.000
end of period

TOTAL RETURN B                  2.44%     5.25%     3.66%      2.99%     2.87%     4.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 1,849   $ 1,795   $ 1,678    $ 1,556   $ 1,749   $ 2,475
period (in millions)

Ratio of expenses to            .45%      .45%      .45% A     .45%      .42%      .25%
average net assets             A                   ,C         C         C         C

Ratio of expenses to            .45%      .43%      .45% A     .45%      .42%      .25%
average net assets             A         D
after expense
reductions

Ratio of net interest           4.79%     5.14%     4.85% A    2.94%     2.85%     4.61%
income to average              A
net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




6. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. On October 31, 1996, the fund had a reverse repurchase agreement amounting to $89,921,000 at 4.25% outstanding. The agreement, which matured November 1, 1996 was collateralized by $90,000,000 of U.S. Treasury Bills due November 7, 1996.
8. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $18,000 for the period.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
9. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $34,000 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
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INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble,  Vice President
Leland C. Barron, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
MONEY MARKET
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     8    A summary of major shifts in the
                            fund's investments over the past six
                            months
                            and one year.

INVESTMENTS            9    A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   20   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  24   Notes to the financial statements.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. A fund's total return reflects the change in share price over a given period, reinvestment of its dividends (or income) and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996          PAST 6   PAST 1   PAST 5   LIFE OF
                                        MONTHS   YEAR     YEARS    FUND

Spartan Money Market Fund               2.58%    5.28%    24.29%   54.72%

All Taxable Money Market Funds Averag   2.44%    5.01%    21.82%   49.05%
e

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on January 23, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of 815 taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past six months. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                PAST 1   PAST 5   LIFE OF
                                              YEAR     YEARS    FUND

Spartan Money Market Fund                     5.28%    4.44%    5.77%

All Taxable Money Market Funds Averag         5.00%    4.02%    5.28%
e

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      10/31/95   1/30/96   4/30/96   7/30/96   10/29/96



                            5.44%     5.30%     5.02%    5.11%     5.12%
Spartan Money Market
Fund



All Taxable Money Market    5.22%     5.01%     4.75%    4.82%     4.82%
Funds Average



                            11/1/95   1/31/96   5/1/96   7/31/96   10/30/96



                            2.85%     2.81%     2.67%    2.69%     2.66%
MMDA


Row: 1, Col: 1, Value: 5.805
Row: 1, Col: 2, Value: 5.649999999999999
Row: 1, Col: 3, Value: 2.9
Row: 2, Col: 1, Value: 5.705
Row: 2, Col: 2, Value: 5.31
Row: 2, Col: 3, Value: 2.865
Row: 3, Col: 1, Value: 5.319999999999999
Row: 3, Col: 2, Value: 4.95
Row: 3, Col: 3, Value: 2.65
Row: 4, Col: 1, Value: 5.42
Row: 4, Col: 2, Value: 5.0
Row: 4, Col: 3, Value: 2.66
Row: 5, Col: 1, Value: 5.44
Row: 5, Col: 2, Value: 5.0
Row: 5, Col: 3, Value: 2.635
6% -
5% -
4% -
3% -
2% -
1% -
0%
Spartan
Money Market Fund
All Taxable Money
Market Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a
money market fund. First, the
U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market
fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with John Todd,
Portfolio Manager of Spartan
Money Market Fund
Q. JOHN, WHAT HAS THE INVESTMENT ENVIRONMENT BEEN LIKE OVER THE PAST SIX
MONTHS?
A. At the beginning of the period, many market participants felt the economy was doing better than expected. Inflationary pressures were building, long-term interest rates were rising and the short-term yield curve was getting steeper. The market sentiment about a strong economy came on the heels of rising commodity prices and other indications of economic strength through the first four months of the year. As a result of these signs, the market anticipated that the Federal Reserve Board would raise the interest rate banks charge each other, known as the federal funds rate, in order to slow economic growth and head off possible inflation. Each month over the summer, interest rates in the credit markets tended to trade within a range. Interest rates tended to rise immediately following the release of each month's employment report, only to decline following benign inflation readings later. Interest rates would back up again as the Fed's regular meeting approached - because the market feared an increase in the fed funds rate - and then would fall once the Fed didn't tighten. While the economy was expanding at a strong pace, the Fed stayed on the sidelines waiting for its forecasted slowdown to take shape. As we moved into the fall, consumption slowed, and it became evident to many in the market that the Fed would stand pat for the foreseeable future, at least through November.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE IN RESPONSE TO THIS CLIMATE?
A. Over the first half of the period, I kept the fund more aggressively positioned than similar funds, with a weighted average maturity of about 60 to 65 days. As we progressed through July and into August, I was comfortable maintaining this longer maturity and capturing higher yields. While there was a risk the Fed would raise rates, I didn't feel it would do so for several months. As the risk of Fed tightening became more palpable toward the end of August, though, I backed off somewhat, reducing the fund's average maturity for a time. When the Fed met at the end of August and took no action, I started to lengthen the fund's maturity again, so that it stood at 60 days at the end of October.
Q. HOW DID THE FUND PERFORM?
A. Better than its peers. Spartan Money Market Fund's seven-day yield on October 31, 1996, was 5.12% compared to 5.02% six months ago. Through October 31, 1996, the fund's six-month total return was 2.58% compared to 2.44% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. For now, it appears the market has priced out any notion that the Fed is going to raise interest rates until late in the first quarter of 1997. Even if we see a bounce in consumer activity in the fourth quarter of 1996, I don't think that the increase will hurt the market because it looks as if that's what the market expects. While the market probably will stay fairly static in the foreseeable future, it is unlikely to stay that way for a protracted period of time. Evidence at this time suggests that the Fed is likely to remain on hold until late in the first quarter or early in the second quarter of 1997. In the meantime, I'll probably keep the fund more aggressively positioned than other funds heading into the new year.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks high current
income with share price
stability by investing in
high-quality, short-term
money market securities of all
types
START DATE: January 23, 1989
SIZE: as of October 31, 1996,
more than $8 billion
MANAGER: John Todd, since
1989; manager, Fidelity
Select Money Market
Portfolio, since 1991; Daily
Money Fund: Money Market
Portfolio and Fidelity
Institutional Cash
Portfolios: Money Market
Portfolio, since 1992; joined
Fidelity in 1981
(checkmark)
WORDS TO KNOW
BANKERS' ACCEPTANCE (BA): A
short-term note whose
payment is guaranteed by a
bank.
CERTIFICATE OF DEPOSIT (CD): An
interest-bearing deposit with a
specific maturity. Large
denomination CDs, like the
fund buys, have negotiable
interest rates and can be sold
in the secondary market.
COMMERCIAL PAPER: A short-term
note from a bank or
corporation.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity,
weighted by dollar amount, is
short, the fund manager is
expecting rates to rise. When
the average maturity is
neutral, the manager wants the
flexibility to respond to rising
rates, while still capturing a
portion of the higher yields
available from issues with
longer maturities.
TIME DEPOSIT (TD): An
interest-bearing deposit with a
specific maturity. Large
denomination TDs, like the
fund buys, differ from CDs in
that they can't be sold in the
secondary market.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
     DAYS   % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/96           4/30/96            10/31/95

  0 - 30     45                 25                 51

 31 - 90     26                 34                 22

 91 - 180    25                 23                 23

181 - 397    4                  18                 4

WEIGHTED AVERAGE MATURITY
                       10/31/96   4/30/96   10/31/95

Spartan Money Market
Fund                    60 days   55 days   62 days

All Taxable            53 days
Money Market Funds                52 days   56 days
Average *

ASSET ALLOCATION (% OF FUNDS INVESTMENTS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996

Row: 1, Col: 1, Value: 51.0
Row: 1, Col: 2, Value: 34.0
Row: 1, Col: 3, Value: 11.0
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 1, Value: 53.0
Row: 1, Col: 2, Value: 33.0
Row: 1, Col: 3, Value: 11.0
Row: 1, Col: 4, Value: 3.0
Bank CDs,
BAs, TDs,
and notes 51%
Commercial
paper 34%
Government
securities 11%
Other 4%
Bank CDs,
BAs, TDs,
and notes 53%
Commercial
paper 33%
Government
securities 11%
Other 3%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investments


CERTIFICATES OF DEPOSIT - 33.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
DOMESTIC CERTIFICATES OF DEPOSIT - 3.9%
Bank of New York - Delaware
 1/29/97 5.31% (a) $ 27,000 $ 27,000
Chase Manhattan Bank, NA
 1/8/97 5.85  100,000  100,000
 3/10/97 5.75  30,000  30,000
Harris Trust & Savings Bank, Chicago
 12/16/96 5.32  100,000  100,000
Mellon Bank, NA
 3/4/97 5.82  20,000  20,000
Morgan Guaranty Trust Co.
 8/12/97 5.80  75,000  74,959
U.S. National Bank of Oregon
 11/7/96 5.28  10,000  10,000
   361,959
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 1.4%
ABN-AMRO Bank
 12/02/96 5.51  50,000  50,000
 2/3/97 5.55  75,000  75,000
   125,000
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.8%
Bank of Nova Scotia
 12/17/96 5.30  50,000  50,000
 2/19/97 5.54  25,000  25,000
   75,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 20.9%
ABN-AMRO Bank
 11/15/96 5.45  60,000  60,000
 3/3/97 5.77  75,000  75,000
Bank of Tokyo - Mitsubishi Ltd.
 11/7/96 5.51  6,000  6,000
Banque Nationale de Paris
 11/4/96 5.37  75,000  75,000
 11/5/96 5.36  35,000  35,000
 12/2/96 5.30  40,000  40,000
 3/10/97 5.77  25,000  25,000
 3/11/97 5.76  25,000  25,003
 3/13/97 5.65  20,000  20,009
Bayerische Hypotheken und Weschel
 11/18/96 5.28  24,000  24,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Bayerische Landesbank Girozentrale
 1/22/97 5.53% (a) $ 57,000 $ 57,000
Bayerische Vereinsbank A.G.
 2/3/97 5.57  70,000  70,000
Caisse Nationale de Credit Agricole
 2/18/97 5.41  50,000  50,000
 3/24/97 5.62  150,000  150,000
Canadian Imperial Bank of Commerce
 12/5/96 5.63  20,000  20,000
Commonwealth Bank of Australia
 11/8/96 5.42  20,000  20,000
Deutsche Bank, A.G.
 11/13/96 5.45  5,000  5,000
 12/2/96 5.28  137,000  137,000
 2/10/97 5.41  50,000  50,000
 3/4/97 5.76  50,000  50,000
 9/10/97 6.10  35,000  34,997
Landesbank Hessen - Thuringen
 9/5/97 6.20  55,000  55,004
National Westminster Bank, PLC
 2/12/97 5.54  50,000  50,000
 2/18/97 5.42  75,000  75,000
 2/24/97 5.42  17,000  17,000
Rabobank Nederland, N.V.
 11/14/96 5.45  45,000  45,000
Royal Bank of Canada
 12/31/96 5.52  20,000  19,999
Sanwa Bank, Ltd.
 11/4/96 5.69  52,000  52,000
 11/15/96 5.37  40,000  40,000
 11/18/96 5.36  11,000  11,000
Societe Generale
 11/1/96 5.38  50,000  50,000
 12/13/96 5.30  75,000  75,002
 2/7/97 5.45  50,000  50,003
 4/8/97 5.50  25,000  24,999
Sumitomo Bank, Ltd.
 11/14/96 5.50  17,000  17,000
 11/18/96 5.37  51,000  51,000
 1/21/97 5.54  27,000  27,000
Swiss Bank Corp.
 2/10/97 5.41  60,000  60,000
 3/4/97 5.45  14,000  13,984
 4/21/97 5.50  15,000  15,000
 6/3/97 5.96  50,000  50,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Westdeutsche Landesbank
 11/25/96 5.28% $ 50,000 $ 50,000
 4/7/97 5.50  25,000  25,000
 4/21/97 5.50  18,000  18,000
Westpac Banking Corp.
 3/3/97 5.80  12,000  12,000
   1,933,000
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 6.7%
Abbey National Treasury Services
 12/30/96 5.34  50,000  50,000
 2/18/97 5.42  30,000  30,000
Bank of Scotland
 2/7/97 5.41  13,000  13,003
Bank of Scotland Treasury Service
 2/20/97 5.55  20,000  20,000
 3/17/97 5.75  20,000  20,000
Bank of Tokyo - Mitsubishi Ltd.
 1/28/97 5.50  8,000  8,001
Bayerische Hypotheken-und Weschel
 11/29/96 5.50  50,000  49,999
 12/6/96 5.44  15,000  15,002
 12/17/96 5.64  40,000  40,002
 2/21/97 5.78  25,000  24,981
 3/10/97 5.80  27,000  27,000
Bayerische Landesbank Girozentrale
 2/19/97 5.75  25,000  24,983
Bayerische Vereinsbank A.G.
 12/3/96 5.51  50,000  50,000
Krediet Bank
 11/18/96 5.40  50,000  50,000
National Westminster Bank, PLC
 11/7/96 5.40  100,000  100,000
Sanwa Bank, Ltd.
 1/24/97 5.52  10,000  10,000
 1/27/97 5.51  5,000  5,000
 1/29/97 5.51  17,000  17,001
 1/31/97 5.53  18,000  18,001
Sumitomo Bank, Ltd.
 1/6/97 5.52  21,000  21,001
 1/6/97 5.55  6,000  6,001
Swiss Bank Corp.
 12/13/96 5.31  18,000  18,004
   617,979
TOTAL CERTIFICATES OF DEPOSIT   3,112,938
COMMERCIAL PAPER - 33.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
ABN-AMRO North America Finance, Inc.
 3/6/97 5.76% $ 50,000 $ 49,028
AC Aquisition Holding Co.
 11/19/96 5.30  7,640  7,620
 11/20/96 5.30  12,000  11,967
ANZ (DE), Inc.
 11/27/96 5.37  25,000  24,904
American Express Credit Corp.
 11/18/96 5.30  30,000  29,925
 11/25/96 5.30  50,000  49,825
American Home Food Products, Inc.
 11/19/96 5.29  20,000  19,947
American Home Products
 11/5/96 5.35  30,000  29,982
 11/12/96 5.30  10,000  9,984
 11/20/96 5.30  5,000  4,986
Associates Corp. of North America
 11/1/96 5.75  100,000  100,000
Bank of Scotland Treasury Services
 11/8/96 5.39  7,000  6,993
Barclays U.S. Funding Corp.
 11/1/96 5.30  70,000  70,000
Bayerische Vereinsbank A.G.
 12/30/96 5.65  25,000  24,775
 2/18/97 5.42  22,000  21,646
Bear Stearns Cos., Inc.
 11/6/96 5.33  20,000  19,985
 11/20/96 5.40  20,000  19,944
Beneficial Corp.
 12/11/96 5.32  27,000  26,842
Bradford & Bingley Building Society
 11/25/96 5.65  10,000  9,963
CIT Group Holdings, Inc.
 11/25/96 5.39  25,000  24,911
 12/2/96 5.40  25,000  24,885
Caisse d'Amortissement de la Dette Sociale
 12/20/96 5.64  45,000  44,664
 12/23/96 5.64  25,000  24,802
 12/27/96 5.66  50,000  49,572
 12/27/96 5.67  20,000  19,828
 3/5/97 5.76  30,000  29,421
 4/29/97 5.90  100,000  97,191
 6/3/97 6.01  125,000  120,727
Caisse des Depots et Consignation
 11/6/96 5.30  50,000  49,963
 2/19/97 5.41  17,000  16,724
Cheltenham & Gloucester Building Society
 11/21/96 5.39  10,000  9,970
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Chrysler Financial Corporation
 11/4/96 5.40% $ 10,000 $ 9,995
 11/12/96 5.43  5,000  4,992
 11/19/96 5.38  18,000  17,952
 11/20/96 5.38  18,000  17,949
 12/2/96 5.45  9,000  8,958
 12/3/96 5.38  9,000  8,957
 12/4/96 5.39  17,000  16,917
 12/12/96 5.39  10,000  9,939
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 11/6/96 5.38  10,000  9,993
 11/12/96 5.39  15,000  14,976
 11/19/96 5.31  15,000  14,960
 11/20/96 5.39  16,000  15,955
Commercial Credit Co.
 11/12/96 5.30  9,000  8,986
CoreStates Capital Corp.
 11/8/96 5.37 (a)  20,000  20,000
Deutsche Bank, A.G.
 4/11/97 5.70  20,000  19,506
Eiger Capital Corp.
 11/25/96 5.37  35,000  34,876
 12/2/96 5.30  25,000  24,887
 12/5/96 5.31  25,000  24,875
Electronic Data Systems
 11/12/96 5.42  17,000  16,972
Enterprise Funding Corp.
 11/5/96 5.35  30,000  29,982
 11/8/96 5.40  5,665  5,659
 12/3/96 5.30  22,089  21,986
Fina Oil & Chemical Co.
 11/4/96 5.34  10,000  9,996
 11/5/96 5.35  10,000  9,994
Ford Motor Credit Corp.
 11/12/96 5.30  50,000  49,919
 11/13/96 5.30  50,000  49,912
 11/18/96 5.43  12,000  11,970
GTE Corp.
 11/19/96 5.34  15,000  14,960
General Electric Capital Corp.
 11/1/96 5.65  60,000  60,000
 11/15/96 5.61  75,000  74,840
 11/25/96 5.37  50,000  49,823
 1/22/97 5.75  50,000  49,365
 1/27/97 5.76  50,000  49,323
 2/10/97 5.75  50,000  49,217
 2/19/97 5.42  25,000  24,594
 3/5/97 5.76  35,000  34,325
 3/12/97 5.76  50,000  48,981
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
General Electric Co.
 11/25/96 5.27% $ 100,000 $ 99,650
 12/31/96 5.49  25,000  24,775
General Motors Acceptance Corp.
 11/26/96 5.68  27,000  26,896
 12/4/96 5.70  26,000  25,868
 2/20/97 5.70  17,000  16,709
 2/24/97 5.71  17,000  16,699
 2/25/97 5.71  36,000  35,356
 3/31/97 5.70  32,000  31,261
 4/14/97 5.63  35,000  34,127
 4/15/97 5.63  17,000  16,573
Generale Bank
 12/5/96 5.46  25,000  24,873
 2/5/97 5.57  25,000  24,639
 4/23/97 5.50  50,000  48,715
 4/25/97 5.50  25,000  24,350
Goldman Sachs Group, L.P. (The)
 11/5/96 5.33  10,000  9,994
 4/29/97 5.50  45,000  43,803
IBM Credit Corp.
 11/26/96 5.38  45,000  44,833
Merrill Lynch & Co., Inc.
 2/4/97 5.63  25,000  24,639
 3/11/97 5.76  24,000  23,515
 3/12/97 5.68  12,000  11,757
Morgan Stanley Group, Inc.
 2/4/97 5.40  25,000  24,649
National Australia Funding, Inc.
 11/15/96 5.45  50,000  49,897
 1/27/97 5.78  25,000  24,661
National Bank of Canada
 11/25/96 5.40  10,000  9,964
 12/30/96 5.50  10,000  9,911
 2/27/97 5.44  5,000  4,912
Nationwide Building Society
 11/7/96 5.42  50,000  49,955
 11/8/96 5.42  13,000  12,986
 2/10/97 5.43  8,000  7,880
 2/24/97 5.45  10,000  9,829
 2/25/97 5.45  9,000  8,848
New Center Asset Trust
 11/13/96 5.31  40,000  39,930
 12/2/96 5.63  15,000  14,929
 2/20/97 5.63  18,000  17,696
 3/11/97 5.79  10,000  9,797
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Philip Morris Cos., Inc.
 11/5/96 5.33% $ 20,000 $ 19,988
 Preferred Receivables Funding Corp.
 11/4/96 5.36  10,000  9,996
SBC Finance (DE), Inc.
 3/11/97 5.76  75,000  73,483
Sherwood Medical Company
 11/5/96 5.35  10,000  9,994
Textron, Inc.
 11/4/96 5.53  4,000  3,998
 11/6/96 5.44  2,000  1,998
 11/6/96 5.50  6,000  5,995
 11/15/96 5.43  4,000  3,992
 11/18/96 5.43  4,000  3,990
 12/3/96 5.40  1,000  995
 12/5/96 5.41  2,000  1,990
Toronto Dominion Holdings USA, Inc.
 2/3/97 5.75  25,000  24,636
 3/5/97 5.80  19,000  18,631
Unifunding, Inc.
 12/6/96 5.33  5,000  4,974
Westpac Capital Corp.
 3/11/97 5.76  25,000  24,494
Woolwich Equitable Building Society
 11/29/96 5.44  10,000  9,958
TOTAL COMMERCIAL PAPER   3,121,453
FEDERAL AGENCIES - 8.7%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.6%
 12/13/96 5.51  29,000  28,998
 12/20/96 5.51  29,000  28,998
   57,996
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 8.1%
 11/1/96 5.42  200,000  199,925
 11/2/96 5.37  200,000  199,855
 11/5/96 5.33  35,000  34,970
 11/15/96 5.32  75,000  74,964
 11/29/96 5.31  58,000  57,971
 12/20/96 5.51  87,000  86,991
 12/20/96 5.54  30,000  29,988
 1/17/97 5.42  68,000  67,989
   752,653
TOTAL FEDERAL AGENCIES   810,649
U.S. TREASURY OBLIGATIONS - 2.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
U.S. TREASURY BILLS - 2.7%
 12/19/96 5.17% $ 250,000 $ 248,384
BANK NOTES - 3.8%
Bank of America National Trust & Savings Assoc.
 3/12/97 5.75  25,000  25,000
Beneficial Corp.
 11/3/96 5.65 (a)  8,000  8,000
First Bank N.A. - Minnesota
 11/20/96 5.35 (a)  24,000  24,000
First Union National Bank of North Carolina, N.A.
 11/13/96 5.46  25,000  25,000
 12/27/96 5.56 (a)  45,000  44,997
Household Bank, N.A.
 11/15/96 5.42  10,000  10,000
Key Bank, NA
 11/1/96 5.37 (a)  25,000  24,988
 11/1/96 5.38 (a)  44,000  43,978
LaSalle National Bank
 9/8/97 6.12  10,000  10,000
 9/10/97 6.15  15,000  15,000
Morgan Guaranty Trust Co.
 6/6/97 6.00  25,000  24,993
PNC Bank, N.A.
 11/8/96 5.42  47,000  46,981
 11/20/96 5.38 (a)  50,000  49,997
TOTAL BANK NOTES   352,934
MASTER NOTES (A) - 2.5%
Goldman Sachs Group, L.P. (The) (b)
 11/8/96 5.50  47,000  47,000
J.P. Morgan Securities
 11/7/96 5.38  105,000  105,000
 11/7/96 5.39  29,000  29,000
Norwest Corp.
 11/1/96 5.38  53,000  53,000
TOTAL MASTER NOTES   234,000
MEDIUM-TERM NOTES (A) - 3.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Beneficial Corp.
 12/5/96 5.64 $ 35,000 $ 34,994
Commonwealth Life Insurance Co. (b)
 11/1/96 5.64  35,000  35,000
General Motors Acceptance Corp.
 11/1/96 5.68  47,000  47,000
 2/13/97 5.42  18,000  18,000
Merrill Lynch & Co.
 11/18/96 5.38  35,000  34,995
Morgan Stanley Group, Inc.
 11/1/96 5.40  41,000  41,000
Norwest Corp.
 4/22/97 5.55  50,000  50,000
Pacific Mutual Life Insurance Co. (b)
 12/9/96 5.72  18,000  18,000
Transamerica Life Insurance and Annuity Co. (b)
 11/1/96 5.46  20,000  20,000
 12/15/96 5.59  30,000  30,000
TOTAL MEDIUM-TERM NOTES   328,989
SHORT-TERM NOTES (A) - 4.6%
Capital One Funding Corp. (1994-E)
 11/7/96 5.42  7,755  7,755
Capital One Funding Corp. (1995-D)
 11/7/96 5.42  10,006  10,006
Capital One Funding Corp. (1995-E)
 11/7/96 5.42  5,900  5,900
Capital One Funding Corp. (1996-B)
 11/7/96 5.42  9,900  9,900
Capital One Funding Corp. (1996-H)
 11/7/96 5.42  8,682  8,682
Liquid Asset Backed Securities Trust (1996-1) (c)
 11/15/96 5.55  41,000  41,000
Liquid Asset Backed Securities Trust (1996-2) (c)
 11/1/96 5.47  57,000  57,000
SMM Trust (1995-N) (c)
 11/8/96 5.55  19,000  19,000
SMM Trust (1995-P) (c)
 12/15/96 5.68%  37,000  37,000
SMM Trust (1996-I) (c)
 11/29/96 5.43  50,000  50,000
SMM Trust (1996-V) (c)
 12/26/96 5.71  175,000  175,000
TOTAL SHORT-TERM NOTES   421,243
TIME DEPOSITS - 2.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bank of Tokyo - Mitsubishi Ltd.
 11/1/96 5.75 $ 75,000 $ 75,000
 11/4/96 5.47  36,000  36,000
 11/12/96 5.38  25,000  25,000
 12/2/96 5.38  51,000  51,000
 12/4/96 5.38  10,000  10,000
Caisse Nationale de Credit Agricole
 11/1/96 5.75  50,000  50,000
Sumitomo Bank, Ltd.
 11/12/96 5.41  25,000  25,000
TOTAL TIME DEPOSITS   272,000
MUNICIPAL SECURITIES (A) - 0.1%
New York Aviation Board
 11/14/96 5.32  10,450  10,450
REPURCHASE AGREEMENTS - 3.7%
 MATURITY AMOUNT
 (000S)
In a joint trading account:
 (U.S. Government Obligations):
  dated 10/2/96 due 11/4/96
   At 5.32%  $ 100,488  100,000
  dated 10/8/96 due 11/12/96
   At 5.30%   100,515  100,000
  dated 10/16/96 due 11/18/96
   At 5.30%   40,194  40,000
  dated 10/31/96 due 11/1/96
   At 5.60%   106,177  106,160
TOTAL REPURCHASE AGREEMENTS   346,160
TOTAL INVESTMENTS - 100%  $ 9,259,200
Total Cost for Income Tax Purposes   $ 9,259,200
LEGEND
10. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
11. Restricted security; subject to resale restrictions.
12. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in trans- actions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $379,000,000 or 4.24% of net assets.
INCOME TAX INFORMATION
At April 30, 1996, the fund had a capital loss carryforward of approximately $2,831,000 of which $301,000, $1,893,000, $476,000 and
$161,000 will expire on April 30, 2001, 2002, 2003 and 2004, respectively. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER SHARE AMOUNTS) OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including                                             $ 9,259,200
repurchase agreements of $346,160) -
See accompanying schedule

Interest receivable                                                                        45,392

 TOTAL ASSETS                                                                              9,304,592

LIABILITIES

Payable to custodian bank                                                      $ 7

Payable for investments purchased                                               348,389

Share transactions in process                                                   18,299

Distributions payable                                                           755

Accrued management fee                                                          3,381

 TOTAL LIABILITIES                                                                         370,831

NET ASSETS                                                                                $ 8,933,761

Net Assets consist of:

Paid in capital                                                                           $ 8,936,515

Accumulated net realized gain (loss) on investments                                        (2,754)

NET ASSETS, for 8,936,004 shares outstanding                                              $ 8,933,761

NET ASSET VALUE, offering price and redemption price per                                   $1.00
share ($8,933,761 (divided by) 8,936,004 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INTEREST INCOME                                                                 $ 238,004

EXPENSES

Management fee                                                       $ 19,448

Non-interested trustees' compensation                                 20

 Total expenses before reductions                                     19,468

 Expense reductions                                                   (89)       19,379

NET INTEREST INCOME                                                              218,625

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                          77

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ 218,702


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       SIX MONTHS         YEAR ENDED
                                                           ENDED              APRIL 30,
                                                           OCTOBER 31, 1996   1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 218,625          $ 451,857
Net interest income

 Net realized gain (loss)                                   77                 (161)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            218,702            451,696
FROM OPERATIONS

Distributions to shareholders from net interest income      (218,625)          (451,857)

Share transactions at net asset value of $1.00 per share    5,920,497          12,078,072
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     213,586            435,783

 Cost of shares redeemed                                    (5,650,944)        (11,698,500)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            483,139            815,355
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   483,216            815,194

NET ASSETS

 Beginning of period                                        8,450,545          7,635,351

 End of period                                             $ 8,933,761        $ 8,450,545


FINANCIAL HIGHLIGHTS
      SIX MONTHS     YEARS ENDED APRIL 30,
      ENDED
      OCTOBER 31,
      1996

      (UNAUDITED)   1996   1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
beginning of period

Income from                     .026       .054      .049      .031      .035      .053
Investment
Operations
Net interest income

Less Distributions              (.026)     (.054)    (.049)    (.031)    (.035)    (.053)
From net interest
 income

Net asset value,               $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
end of period

TOTAL RETURN B                  2.59%      5.57%     4.97%     3.14%     3.51%     5.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 8,934    $ 8,451   $ 7,635   $ 6,453   $ 4,542   $ 5,371
period (in millions)

Ratio of expenses to            .45% A     .45%      .44%      .31%      .30%      .34%
average net assets                                  C         C

Ratio of expenses to            .45% A     .42%      .44%      .31%      .30%      .34%
average net assets                        D
after expense
reductions

Ratio of net interest           5.05% A    5.45%     4.89%     3.12%     3.46%     5.32%
income to average
net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $109,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
 FMR has entered into an arrangement on behalf of the fund with the fund's transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $89,000 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
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TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI



INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
John Todd, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assitant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE